EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
NOTE 16:-     EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net earnings   (loss) per share:

	Year ended December 31,
	2011	2010	2009

Numerator:
Net income (loss)	$8,809	$(5,678)	$(7,672)

Denominator:
Weighted average number of shares outstanding used in computing basic net earnings per share	25,047,771	22,831,014	22,185,702
Dilutive effect: stock options	2,024,101	-	-

Total weighted average number of shares used in computing diluted net earnings per share	27,071,872	22,831,014	22,185,702

Basic net earnings (loss) per share	$0.35	$(0.25)	$(0.35)

Diluted net income per share	$0.33	$(0.25)	$(0.35)